Financial assets at amortized cost - Securities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gains / (Losses)	R$ (167)	R$ (114)
Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Gains / (Losses)	(1)
Stage One [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(208)	(74)
Gains / (Losses)	63	(80)
Purchases	(329)	(149)
Settlements	60	42
Transfer to Stage 2	120	53
Transfer to Stage 3	173	3
Cure from Stage 2	(30)	(3)
Cure from Stage 3	(32)
Expected loss ending balance	(183)	(208)
Stage One [member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(4)	(1)
Gains / (Losses)	2	(2)
Purchases	(2)	(1)
Expected loss ending balance	(4)	(4)
Stage One [member] | Government Securities Latin America [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(7)	(6)
Gains / (Losses)	8	10
Purchases	(13)	(17)
Settlements	3	6
Expected loss ending balance	(9)	(7)
Stage One [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(167)	(30)
Gains / (Losses)	46	(95)
Purchases	(314)	(131)
Settlements	57	36
Transfer to Stage 2	120	53
Transfer to Stage 3	173	3
Cure from Stage 2	(30)	(3)
Cure from Stage 3	(32)
Expected loss ending balance	(147)	(167)
Stage One [member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(105)	(5)
Gains / (Losses)	128	(65)
Purchases	(131)	(64)
Settlements	20	8
Transfer to Stage 2	44	21
Transfer to Stage 3	38	3
Cure from Stage 2	(22)	(3)
Cure from Stage 3	(32)
Expected loss ending balance	(60)	(105)
Stage One [member] | Corporate Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(4)	(1)
Gains / (Losses)	(4)	14
Purchases	(6)	(19)
Settlements	7	2
Expected loss ending balance	(7)	(4)
Stage One [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(44)	(18)
Gains / (Losses)	(78)	(42)
Purchases	(164)	(31)
Settlements	25	15
Transfer to Stage 2	74	32
Transfer to Stage 3	135
Expected loss ending balance	(52)	(44)
Stage One [member] | Corporate Securities [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance		(2)
Gains / (Losses)	(1)
Settlements	1	2
Expected loss ending balance
Stage One [member] | Corporate Securities [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(13)	(2)
Gains / (Losses)	1	(1)
Purchases	(9)	(14)
Settlements	4	4
Transfer to Stage 2	2
Cure from Stage 2	(8)
Expected loss ending balance	(23)	(13)
Stage One [member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(1)	(1)
Gains / (Losses)		(2)
Purchases	(4)	(3)
Settlements		5
Expected loss ending balance	(5)	(1)
Stage One [member] | Corporate Securities [Member] | Bank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance		(1)
Gains / (Losses)		1
Expected loss ending balance
Stage One [member] | Country Of Brazil [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(30)	(37)
Gains / (Losses)	7	7
Expected loss ending balance	(23)	(30)
Stage Two [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(114)	(38)
Gains / (Losses)	(221)	(136)
Purchases	(45)	(3)
Settlements	16	104
Transfer to Stage 3	347	9
Cure from Stage 3	(15)
Expected loss ending balance	(122)	(114)
Cure to Stage 1	30	3
Transfer from Stage 1	(120)	(53)
Stage Two [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(114)	(38)
Gains / (Losses)	(221)	(136)
Purchases	(45)	(3)
Settlements	16	104
Transfer to Stage 3	347	9
Cure from Stage 3	(15)
Expected loss ending balance	(122)	(114)
Cure to Stage 1	30	3
Transfer from Stage 1	(120)	(53)
Stage Two [member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(24)
Gains / (Losses)	(46)	(12)
Purchases	(25)	(3)
Settlements	7
Transfer to Stage 3	115	9
Cure from Stage 3	(15)
Expected loss ending balance	(10)	(24)
Cure to Stage 1	22	3
Transfer from Stage 1	(44)	(21)
Stage Two [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(86)	(38)
Gains / (Losses)	(6)	(120)
Purchases	(10)
Settlements	9	104
Transfer to Stage 3	62
Expected loss ending balance	(105)	(86)
Transfer from Stage 1	(74)	(32)
Stage Two [member] | Corporate Securities [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance
Gains / (Losses)	(168)
Purchases	(8)
Transfer to Stage 3	170
Expected loss ending balance
Cure to Stage 1	8
Transfer from Stage 1	(2)
Stage Two [member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(4)
Gains / (Losses)	(1)	(4)
Expected loss ending balance	(5)	(4)
Stage Two [member] | Corporate Securities [Member] | Financial Bills Note [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance
Purchases	(2)
Expected loss ending balance	(2)
Stage three [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(1,716)	(1,836)
Gains / (Losses)	(344)	(244)
Purchases	(51)	(27)
Settlements	2,035	403
Expected loss ending balance	(549)	(1,716)
Cure to Stage 1	32
Transfer from Stage 1	(173)	(3)
Cure to Stage 2	15
Transfer from Stage 2	(347)	(9)
Stage three [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(1,716)	(1,836)
Gains / (Losses)	(344)	(244)
Settlements	2,035	403
Expected loss ending balance	(549)	(1,716)
Cure to Stage 1	32
Transfer from Stage 1	(173)	(3)
Cure to Stage 2	15
Transfer from Stage 2	(347)	(9)
Stage three [member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(11)	(9)
Gains / (Losses)		7
Purchases	(31)	(6)
Settlements	28	9
Expected loss ending balance	(120)	(11)
Cure to Stage 1	32
Transfer from Stage 1	(38)	(3)
Cure to Stage 2	15
Transfer from Stage 2	(115)	(9)
Stage three [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(1,705)	(1,827)
Gains / (Losses)	(344)	(251)
Purchases	(20)	(21)
Settlements	1,837	394
Expected loss ending balance	(429)	(1,705)
Transfer from Stage 1	(135)
Transfer from Stage 2	(62)
Stage three [member] | Corporate Securities [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance
Settlements	170
Expected loss ending balance
Transfer from Stage 2	R$ (170)